INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Income Taxes [Line Items]
Decrease in income tax expense	$ 65,000,000
Decrease net deferred tax liability	65,000,000
Income tax expense (benefit), excess tab benefits related to the vesting or exercise of employee share-based awards	6,000,000
Change in valuation allowance	(4,000,000)	$ 2,000,000	$ (4,000,000)
Excess tax benefits related to the vesting or exercise of employee share based awards not included In tax provision		1,000,000	9,000,000
Taxes paid	49,000,000	$ 48,000,000	$ 50,000,000
Non-United States Subsidiaries
Income Taxes [Line Items]
Cumulative unremitted earnings	184,000,000
Foreign
Income Taxes [Line Items]
Net operating loss carry forwards	37,000,000
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	0
State
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1,000,000
Minimum
Income Taxes [Line Items]
Income tax holiday period	10 years
Maximum
Income Taxes [Line Items]
Income tax holiday period	30 years